Strategy Shares Nasdaq 7HANDLTM Index ETF (HNDL)	January 31, 2021

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 89.1%
74,241	Fidelity MSCI Utilities Index ETF	$2,987,458
136,271	Global X MLP ETF	3,947,771
806,147	Global X Nasdaq 100 Covered Call ETF	18,404,336
446,081	Global X U.S. Preferred ETF	11,361,683
456,637	Hartford Total Return Bond ETF	18,959,568
54,347	Invesco QQQ Trust	17,095,392
217,957	Invesco Taxable Municipal Bond ETF	7,316,816
66,121	iShares Core S&P Total U.S.
	Stock Market ETF	5,685,745
225,487	iShares Core U.S. Aggregate Bond ETF	26,451,880
172,875	iShares MBS ETF	19,066,384
476,125	Schwab U.S. Aggregate Bond ETF	26,496,357
53,511	Schwab U.S. REIT ETF	2,028,602
3	SPDR Portfolio Aggregate Bond ETF	92
17,864	Vanguard Dividend Appreciation ETF	2,448,261
131,885	Vanguard Intermediate-Term
	Corporate Bond ETF	12,699,207
16,589	Vanguard S&P 500 ETF	5,643,246
302,373	Vanguard Total Bond Market ETF	26,436,471
29,175	Vanguard Total Stock Market ETF	5,659,658
42,646	WisdomTree 90/60 U.S. Balanced Fund	1,538,668
265,467	Xtrackers USD High Yield
	Corporate Bond ETF	13,246,803
Total Exchange-Traded Funds (Cost $224,019,643)		$227,474,398
Total Investments — 89.1%
(Cost $224,019,643)		$227,474,398
Other Assets less Liabilities — 10.9%		27,882,460

Net Assets — 100.0%		$255,356,858

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

USD — United States Dollar

Total Return Swap Agreement

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Pay	1-Month USD-LIBOR + 80 bps	Nasdaq 7HANDLTM Index	BNP Paribas SA	Monthly	1/11/22	$ 107,133,369	$ (387,442)

SA — Societe Anonyme (French public limited company)

Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)	January 31, 2021 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 99.8%
243,759	iShares Core MSCI EAFE ETF	$16,716,993
154,292	iShares Core MSCI Emerging Markets ETF	9,848,458
35,933	iShares Core S&P 500 ETF	13,349,828
Total Exchange-Traded Funds (Cost $37,017,642)		$39,915,279
Total Investments — 99.8%
(Cost $37,017,642)		$39,915,279
Other Assets less Liabilities — 0.2%		84,628

Net Assets — 100.0%		$39,999,907

ETF — Exchange-Traded Fund

MSCI EAFE — MSCI Europe, Australasia and Far East

S&P — Standard and Poor’s

Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	January 31, 2021 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 99.1%
264,487	Communication Services Select Sector
	SPDR Fund ETF	$17,688,891
77,970	Consumer Discretionary Select Sector
	SPDR Fund ETF	12,631,920
59,437	Consumer Staples Select Sector
	SPDR Fund ETF	3,809,317
37,465	Energy Select Sector SPDR Fund ETF	1,473,124
565,572	Financial Select Sector SPDR Fund ETF	16,373,309
159,167	Health Care Select Sector SPDR Fund ETF	18,308,980
102,856	Industrial Select Sector SPDR Fund ETF	8,719,103
67,299	Materials Select Sector SPDR Fund ETF	4,754,001
131,762	Real Estate Select Sector SPDR Fund ETF	4,843,571
390,358	Technology Select Sector SPDR Fund ETF	50,328,857
Total Exchange-Traded Funds (Cost $125,621,061)		$138,931,073
Total Investments — 99.1%
(Cost $125,621,061)		$138,931,073
Other Assets less Liabilities — 0.9%		1,249,361

Net Assets — 100.0%		$140,180,434

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts